Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000007162 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007162 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007162 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000007162 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000007162 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007162 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007162 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007163 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007163 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007163 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000007163 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000007163 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007163 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007163 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007161 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007161 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007161 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000007161 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000007161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007161 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007161 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000130213 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000130213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000130213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000130213 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000130213 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000130213 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000130213 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007189 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	20.50%
C000007189 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.50%
Percent of Total Short Exposure	21.30%
C000007189 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	15.50%
C000007189 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	7.60%
C000007189 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	10.20%
C000007189 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
Percent of Total Short Exposure	6.40%
C000007189 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	6.30%
C000007189 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	2.90%
C000007189 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	5.50%
C000007189 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	3.00%
C000007189 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.80%
C000007189 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
C000081099 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	20.50%
C000081099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.50%
Percent of Total Short Exposure	21.30%
C000081099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	15.50%
C000081099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	7.60%
C000081099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	10.20%
C000081099 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
Percent of Total Short Exposure	6.40%
C000081099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	6.30%
C000081099 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	2.90%
C000081099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	5.50%
C000081099 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	3.00%
C000081099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.80%
C000081099 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
C000081100 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.40%
Percent of Total Short Exposure	20.50%
C000081100 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.50%
Percent of Total Short Exposure	21.30%
C000081100 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	15.50%
C000081100 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
Percent of Total Short Exposure	7.60%
C000081100 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	10.20%
C000081100 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
Percent of Total Short Exposure	6.40%
C000081100 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	6.30%
C000081100 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	2.90%
C000081100 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	5.50%
C000081100 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	3.00%
C000081100 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.80%
C000081100 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
C000007193 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007193 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007193 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000007193 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007193 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000007193 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007193 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007193 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007193 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007193 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007193 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017326 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000017326 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000017326 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000017326 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000017326 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000017326 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000017326 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000017326 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000017326 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000017326 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000017326 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007191 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007191 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007191 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000007191 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007191 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000007191 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007191 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007191 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007191 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007191 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007191 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007192 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007192 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000007192 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000007192 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007192 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000007192 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007192 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007192 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007192 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007192 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007192 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190873 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190873 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000190873 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000190873 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000190873 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000190873 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190873 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000190873 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190873 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190873 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190874 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190874 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000190874 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000190874 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000190874 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000190874 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190874 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000190874 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190874 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190874 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190875 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190875 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000190875 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000190875 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000190875 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000190875 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190875 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000190875 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190875 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190875 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173218 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173218 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000173218 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000173218 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000173218 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000173218 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173218 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173218 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173218 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000173218 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000134566 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000134566 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.10%
C000134566 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000134566 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000134566 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.10%
C000134566 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000134566 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000134566 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000134566 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000134566 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000134566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007217 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007217 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.80%
C000007217 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007217 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007217 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.00%
C000007217 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007217 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007217 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007217 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007217 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007217 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007219 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007219 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.80%
C000007219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007219 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007219 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.00%
C000007219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007219 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007219 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007219 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007219 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007219 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007216 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007216 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.80%
C000007216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007216 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007216 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.00%
C000007216 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007216 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007216 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007216 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007216 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000070619 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000070619 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.80%
C000070619 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000070619 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000070619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.50%
C000070619 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.00%
C000070619 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000070619 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000070619 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000070619 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070619 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033527 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000033527 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.80%
C000033527 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000033527 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000033527 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.50%
C000033527 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.00%
C000033527 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033527 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033527 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033527 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033527 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033527 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000093772 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000093772 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.80%
C000093772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000093772 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000093772 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.50%
C000093772 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.00%
C000093772 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000093772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000093772 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000093772 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000093772 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000093772 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007229 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000007229 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.20%
C000007229 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007229 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007229 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007229 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007229 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007229 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007229 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007229 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007229 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000034831 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000034831 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.20%
C000034831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%
C000034831 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000034831 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.10%
C000034831 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000034831 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000034831 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034831 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034831 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007227 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000007227 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.20%
C000007227 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007227 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007227 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007227 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007227 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007227 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007227 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007227 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007227 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007228 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000007228 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.20%
C000007228 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007228 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007228 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007228 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007228 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007228 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007228 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007228 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007228 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000070620 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000070620 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.20%
C000070620 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%
C000070620 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000070620 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.10%
C000070620 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000070620 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000070620 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000070620 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000070620 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070620 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173219 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000173219 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.20%
C000173219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%
C000173219 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.10%
C000173219 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000173219 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000173219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000173219 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173219 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173219 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000093774 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000093774 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.20%
C000093774 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.50%
C000093774 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.80%
C000093774 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.10%
C000093774 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000093774 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000093774 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000093774 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093774 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000093774 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007295 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007295 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.60%
C000007295 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	14.60%
C000007295 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007295 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007295 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.20%
C000007295 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007295 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007295 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007295 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007297 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007297 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.60%
C000007297 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	14.60%
C000007297 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007297 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007297 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.20%
C000007297 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007297 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007297 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007297 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007297 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007293 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007293 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.60%
C000007293 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	14.60%
C000007293 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007293 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007293 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.20%
C000007293 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007293 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007293 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007293 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007293 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007294 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007294 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.60%
C000007294 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	14.60%
C000007294 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007294 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007294 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.20%
C000007294 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007294 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007294 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007294 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007294 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205200 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000205200 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.60%
C000205200 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	14.60%
C000205200 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.90%
C000205200 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.20%
C000205200 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.20%
C000205200 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205200 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205200 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205200 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205200 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000042871 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000042871 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000042871 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000042871 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000042871 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000042871 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000042871 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000042871 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042871 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042871 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042871 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000042872 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000042872 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000042872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000042872 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000042872 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000042872 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000042872 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000042872 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042872 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042872 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042872 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000042873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000042873 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000042873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000042873 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000042873 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000042873 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000042873 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000042873 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042873 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042873 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042873 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000195048 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000195048 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000195048 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000195048 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000195048 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000195048 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195048 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000195048 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195048 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195048 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000195048 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000097802 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000097802 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000097802 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000097802 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000097802 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000097802 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000097802 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000097803 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000097803 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000097803 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000097803 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000097803 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000097803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000097803 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000097804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000097804 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000097804 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000097804 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000097804 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000097804 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000097804 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000097805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000097805 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000097805 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000097805 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000097805 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000097805 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000097805 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205205 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205205 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000205205 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000205205 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205205 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205205 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205205 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205204 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205204 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000205204 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000205204 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205204 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205204 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205204 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205203 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205203 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000205203 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000205203 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205203 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205203 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205203 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000195049 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000195049 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000195049 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000195049 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195049 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000195049 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106399 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000106399 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000106399 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000106399 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106399 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.20%
C000106399 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106399 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000106399 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106399 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106399 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106399 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000106399 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106400 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000106400 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000106400 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000106400 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106400 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.20%
C000106400 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106400 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000106400 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106400 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106400 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106400 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000106400 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106401 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000106401 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000106401 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000106401 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106401 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.20%
C000106401 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106401 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000106401 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106401 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106401 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106401 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000106401 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106402 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000106402 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000106402 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000106402 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106402 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.20%
C000106402 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106402 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000106402 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106402 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106402 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106402 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000106402 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106403 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000106403 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000106403 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000106403 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106403 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.20%
C000106403 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106403 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000106403 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106403 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106403 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106403 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000106403 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106404 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000106404 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000106404 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000106404 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106404 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.20%
C000106404 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106404 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000106404 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106404 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106404 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000106404 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000106404 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%